UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  May 14, 2012


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:    $82,566.4 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF March 31, 2012


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

AEGON N V			ADR	007924103	330	59358	SH		Sole		58748	0	650
ALCATEL				ADR	013904305	406	178646	SH		Sole		171977	0	6669
ANGLOGOLD LTD			ADR	035128206	445	12049	SH		Sole		11924	0	125
ASTRAZENECA PLC			ADR	046353108	386	8676	SH		Sole		8581	0	95
BARRICK GOLD CORP		CS	067901108	15729	361702	SH		Sole		26723	0	334979
BP PLC				ADR	055622104	558	12410	SH		Sole		12275	0	135
CHINA MOBILE HONG KONG LTD	ADR	16941M109	607	11022	SH		Sole		10902	0	120
DEUTSCHE BANK AG NAMEN		CS	D18190898	506	10146   SH		Sole		10076	0	70
ERICSSON L M TEL CO		ADR	294821608	418	40415	SH		Sole		40065	0	450
GOLD FIELDS LTD NEW		ADR	38059T106	342	24627	SH		Sole		24362	0	265
HUANENG PWR INTL INC		ADR	443304100	727	33185	SH		Sole		32750	0	435
KINROSS GOLD CORP		CS	496902404	7060	721120	SH		Sole		55395	0	665725
KT CORP				ADR	48268K101	15871	1159185	SH		Sole		90905	0	1108280
LLOYDS TSB GROUP PLC		ADR	539439109	338	159515	SH		Sole		157310	0	2205
MAGNA INTL INC			CS	559222401	5153	107920	SH		Sole		14351	0	93569
NEWMONT MINING CORP		CS	651639106	13820	269524	SH		Sole		13006	0	256518
NEXEN INC			CS	65334H102	9214	502064	SH		Sole		1364	0	500700
NOKIA CORP			ADR	654902204	565	103004	SH		Sole		101869	0	1135
NOVARTIS A G			ADR	66987V109	777	14030	SH		Sole		13875	0	155
ROYAL DUTCH SHELL PLC		ADR	780259107	753	10658	SH		Sole		10543	0	115
SANOFI-SYNTHELABO		ADR	80105N105	865	22317	SH		Sole		22072	0	245
SIEMENS A G			ADR	826197501	754	7473	SH		Sole		7388	0	85
SUNCOR ENERGY INC NEW		CS	867224107	10722	327876	SH		Sole		39293	0	288583
TELECOM ITALIA S P A NEW	ADR	87927Y201	828	85048	SH		Sole		84123	0	925


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